UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 09/30/2015

Date of reporting period: 03/31/2015

Item 1. Report to Stockholders.

SEMIANNUAL REPORT

March 31, 2015

NICHOLAS II, INC.

700 NORTH WATER STREET
MILWAUKEE, WISCONSIN 53202
WWW.NICHOLASFUNDS.COM

NICHOLAS II, INC.

May 2015

Report to Fellow Shareholders:

     Equity markets remained strong over the last six months, continuing the trend since March 2009 when the market bottomed. This has produced strong returns for the last 1-, 3- and 5-year periods ended March 31, 2015. All this has happened in the context of sluggish economic growth, stubbornly high unemployment and little to no inflation. Corporate profits, however, have continued to improve as managements have been able to sharply improve margins. The Federal Reserve continues its policy of accommodation to stimulate employment and fight deflation. All of this has set the backdrop for the strong returns we have seen from equities over the last five years.

     Returns for Nicholas II, Inc. Class I and Class N and selected indices are provided in the chart below for the periods ended March 31, 2015.

		Average Annual Total Returns
	6 Month	1 Year	3 Year	5 Year	10 Year
Nicholas II, Inc. – Class I	13.02%	15.85%	16.15%	15.39%	9.39%
Nicholas II, Inc. – Class N	12.81%	15.41%	15.73%	14.98%	9.01%
Morningstar Mid-Cap
Growth Category	10.80%	11.20%	14.95%	14.47%	9.17%
Russell Midcap Growth Index	11.53%	15.56%	17.41%	16.43%	10.19%
Standard & Poor’s 500 Index	5.93%	12.73%	16.11%	14.47%	8.01%
Ending value of $10,000 invested
in Nicholas II, Inc. – Class I	$11,302	$11,585	$15,669	$20,453	$24,529
Ending value of $10,000 invested
in Nicholas II, Inc. – Class N	$11,281	$11,541	$15,501	$20,093	$23,705
Fund’s Class I Expense Ratio (from 01/28/15 Prospectus): 0.62%
Fund’s Class N Expense Ratio (from 04/30/15 Prospectus): 0.97%

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end, may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund’s returns are reduced by expenses; while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

Class N of the Fund commenced operations on February 28, 2005. The annual returns shown for the Class I shares for this Fund would be substantially similar to the Class N because both classes of shares are invested in the same portfolio of securities. Annual returns will generally differ only to the extent that the classes do not have the same expenses. Please see the respective prospectus for details.

     Performance for the period was driven by strong returns in the consumer discretionary and healthcare sectors. The energy sector detracted from the Fund’s performance. Fund holdings that helped performance included CarMax, O’Reilly Automotive, Tractor Supply Company, Valeant Pharmaceuticals and Monster Beverage. Holdings that hurt performance were Oasis Petroleum, Whiting Petroleum and Cameron International. The Fund’s Class I outperformed the Morningstar Mid-Cap Growth Category for all of the periods listed above. As of March 31, 2015, the Fund consisted of 82 securities with 4.02% in cash. The ten top holdings and sector diversification are included within this report.

     Looking at the returns over the last number of years, we anticipate moderation in the future as valuations look to be on the high side at this point in the cycle. We will continue to look for and invest in companies that we believe are high quality, with growth opportunities, competitive advantages, great management teams and selling at reasonable valuations.

Thank you for your continued support.

Sincerely,

David O. Nicholas
Portfolio Manager

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Diversification does not assure a profit or protect against loss in a declining market.

Please refer to the schedule of investments in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Standard & Poor’s (“S&P”) 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index. Each Morningstar Category average represents a universe of Funds with similar investment objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC.

Financial Highlights Class I (NCTWX)

For a share outstanding throughout each period

	Six Months
	Ended
	03/31/2015			Years Ended September 30,
	(unaudited)		2014	2013	2012	2011	2010
NET ASSET VALUE,
BEGINNING OF PERIOD	$27.41		$26.37	$22.91	$18.72	$19.31	$17.02
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income(1)	.02		.10	.15	.08	.10	.08
Net gain (loss) on securities
(realized and unrealized)	3.39		3.07	5.33	4.70	(.22)	2.31
Total from investment
operations	3.41		3.17	5.48	4.78	(.12)	2.39
LESS DISTRIBUTIONS
From net investment income	(.10)		(.09)	(.15)	(.10)	(.09)	(.10)
From net capital gain	(3.48)		(2.04)	(1.87)	(.49)	(.38)	—
Total distributions	(3.58)		(2.13)	(2.02)	(.59)	(.47)	(.10)
NET ASSET VALUE,
END OF PERIOD	$27.24		$27.41	$26.37	$22.91	$18.72	$19.31

TOTAL RETURN	13.02	%(2)	12.40%	26.09%	25.92%	(.90)%	14.06%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$639.4		$582.2	$544.7	$454.9	$398.7	$418.0
Ratio of expenses
to average net assets	.62	%(3)	.62%	.63%	.64%	.65%	.68%
Ratio of net investment income
to average net assets	.18	%(3)	.36%	.63%	.38%	.46%	.44%
Portfolio turnover rate	21.58	%(3)	26.26%	22.49%	22.70%	27.93%	28.67%

(1)	Computed based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNTWX)

For a share outstanding throughout each period

	Six Months
	Ended
	03/31/2015			Years Ended September 30,
	(unaudited)		2014	2013	2012	2011	2010
NET ASSET VALUE,
BEGINNING OF PERIOD	$27.03		$26.04	$22.63	$18.49	$19.11	$16.87
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income (loss)(1)	(.02)		.00 (2)	.07	.01	.02	.02
Net gain (loss) on securities
(realized and unrealized)	3.33		3.03	5.27	4.64	(.21)	2.29
Total from investment
operations	3.31		3.03	5.34	4.65	(.19)	2.31
LESS DISTRIBUTIONS
From net investment income	(.00	)(2)	—	(.06)	(.02)	(.05)	(.07)
From net capital gain	(3.48)		(2.04)	(1.87)	(.49)	(.38)	—
Total distributions	(3.48)		(2.04)	(1.93)	(.51)	(.43)	(.07)
NET ASSET VALUE,
END OF PERIOD	$26.86		$27.03	$26.04	$22.63	$18.49	$19.11

TOTAL RETURN	12.81	%(3)	11.98%	25.69%	25.47%	(1.25)%	13.70%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$111.0		$106.0	$108.2	$99.9	$102.9	$44.1
Ratio of expenses
to average net assets	.97	%(4)	.97%	.98%	.99%	.99%	1.00%
Ratio of net investment income (loss)
to average net assets	(.17	)%(4)	.01%	.29%	.03%	.10%	.12%
Portfolio turnover rate	21.58	%(4)	26.26%	22.49%	22.70%	27.93%	28.67%

(1)	Computed based on average shares outstanding.
(2)	The amount rounds to $0.00.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Top Ten Equity Portfolio Holdings

March 31, 2015 (unaudited)

Percentage
Name	of Net Assets
LKQ Corporation	1.98%
Jarden Corporation	1.77%
Cardinal Health, Inc	1.74%
Tractor Supply Company	1.73%
CarMax, Inc	1.70%
Thermo Fisher Scientific Inc	1.68%
Vantiv, Inc. – Class A	1.66%
FleetCor Technologies, Inc	1.61%
IHS Inc. – Class A	1.59%
Valeant Pharmaceuticals International, Inc	1.59%
Total of top ten	17.05%

Sector Diversification

(as a percentage of portfolio) March 31, 2015 (unaudited)

Fund Expenses

For the six month period ended March 31, 2015 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class I
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	09/30/14	03/31/15	10/01/14 - 03/31/15
Actual	$1,000.00	$1,130.20	$3.29
Hypothetical	1,000.00	1,021.91	3.13
(5% return before expenses)

*

Expenses are equal to the Class I six-month annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 182 then divided by 365 to reflect the one- half year period.

Fund Expenses (continued)

For the six month period ended March 31, 2015 (unaudited)

Class N
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period**
	09/30/14	03/31/15	10/01/14 - 03/15/15
Actual	$1,000.00	$1,128.10	$5.15
Hypothetical	1,000.00	1,020.16	4.89
(5% return before expenses)

**

Expenses are equal to the Class N six-month annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 182 then divided by 365 to reflect the one-half year period.

Schedule of Investments
March 31, 2015 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 95.98%
	Consumer Discretionary – Automobiles & Components — 2.76%
75,000	BorgWarner Inc	$4,536,000
55,000	Delphi Automotive PLC	4,385,700
395,000	Gentex Corporation	7,228,500
75,000	Harley-Davidson, Inc	4,555,500
		20,705,700
	Consumer Discretionary – Durables & Apparel — 3.68%
251,250	Jarden Corporation*	13,291,125
57,500	Polaris Industries Inc	8,113,250
90,000	Tupperware Brands Corporation	6,211,800
		27,616,175
	Consumer Discretionary – Retailing — 11.27%
185,000	CarMax, Inc.*	12,766,850
580,000	LKQ Corporation*	14,824,800
125,000	Nordstrom, Inc	10,040,000
55,000	O’Reilly Automotive, Inc.*	11,893,200
152,500	Tractor Supply Company	12,971,650
75,000	Ulta Salon, Cosmetics & Fragrance, Inc.*	11,313,750
135,000	Williams-Sonoma, Inc	10,760,850
		84,571,100
	Consumer Discretionary – Services — 3.83%
180,000	Dunkin’ Brands Group, Inc	8,560,800
142,306	InterContinental Hotels Group PLC	5,572,703
90,000	Starbucks Corporation	8,523,000
72,500	Starwood Hotels & Resorts Worldwide, Inc	6,053,750
		28,710,253
	Consumer Staples – Food & Staples Retailing — 1.08%
95,000	PriceSmart, Inc	8,073,100
	Consumer Staples – Food, Beverage & Tobacco — 1.26%
42,500	Monster Beverage Corporation*	5,881,788
80,000	WhiteWave Foods Company (The) – Class A*	3,547,200
		9,428,988
	Consumer Staples – Household & Personal Products — 1.69%
55,000	Church & Dwight Co., Inc	4,698,100
132,500	Nu Skin Enterprises, Inc. – Class A	7,977,825
		12,675,925
	Energy — 2.77%
35,000	Concho Resources Inc.*	4,057,200
135,000	Enlink Midstream LLC	4,392,900

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)

March 31, 2015 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 95.98% (continued)
	Energy — 2.77% (continued)
224,952	Kinder Morgan, Inc	$9,461,481
55,000	SM Energy Company	2,842,400
		20,753,981
	Financials – Banks — 2.06%
75,000	Cullen/Frost Bankers, Inc	5,181,000
485,000	Huntington Bancshares Incorporated	5,359,250
120,000	SunTrust Banks, Inc	4,930,800
		15,471,050
	Financials – Diversified — 3.60%
45,000	Affiliated Managers Group, Inc.*	9,665,100
170,000	Raymond James Financial, Inc	9,652,600
95,000	T. Rowe Price Group, Inc	7,693,100
		27,010,800
	Financials – Insurance — 2.80%
110,000	Aon plc	10,573,200
217,000	Willis Group Holdings PLC	10,455,060
		21,028,260
	Financials – Real Estate — 1.55%
300,000	CBRE Group Inc.*	11,613,000
	Health Care – Equipment & Services — 10.29%
145,000	Cardinal Health, Inc	13,089,150
52,500	Cooper Companies, Inc. (The)	9,839,550
145,000	DaVita HealthCare Partners Inc.*	11,785,600
205,000	DENTSPLY International Inc	10,432,450
140,000	ResMed Inc	10,049,200
90,000	Teleflex Incorporated	10,874,700
95,000	Universal Health Services, Inc. – Class B	11,182,450
		77,253,100
	Health Care – Pharmaceuticals,
	Biotechnology & Life Sciences — 9.95%
17,000	Alexion Pharmaceuticals, Inc.*	2,946,100
80,000	Celgene Corporation*	9,222,400
48,000	Jazz Pharmaceuticals public limited company*	8,293,920
140,000	Mylan N.V.*	8,309,000
65,000	Perrigo Company plc	10,760,750
16,500	Regeneron Pharmaceuticals, Inc.*	7,449,420
93,920	Thermo Fisher Scientific Inc	12,617,213
60,000	Valeant Pharmaceuticals International, Inc.*	11,917,200

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)

March 31, 2015 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 95.98% (continued)
	Health Care – Pharmaceuticals,
	Biotechnology & Life Sciences — 9.95% (continued)
27,000	Vertex Pharmaceuticals Incorporated*	$3,185,190
		74,701,193
	Industrials – Capital Goods — 10.50%
330,000	Allison Transmission Holdings, Inc	10,540,200
197,500	AMETEK, Inc	10,376,650
206,000	Fastenal Company	8,535,610
205,000	Fortune Brands Home & Security, Inc	9,733,400
130,000	IDEX Corporation	9,857,900
100,000	Nordson Corporation	7,834,000
75,000	Snap-on Incorporated	11,029,500
115,000	Westinghouse Air Brake Technologies Corporation	10,926,150
		78,833,410
	Industrials – Commercial & Professional Services — 4.22%
280,000	ADT Corporation (The)	11,625,600
105,000	IHS Inc. – Class A*	11,944,800
57,500	Stericycle, Inc.*	8,074,725
		31,645,125
	Information Technology – Hardware & Equipment — 3.62%
280,000	CDW Corporation	10,427,200
67,500	F5 Networks, Inc.*	7,758,450
305,000	NCR Corporation*	9,000,550
		27,186,200
	Information Technology – Semiconductors
	& Semiconductor Equipment — 3.27%
90,000	Altera Corporation	3,861,900
75,000	Avago Technologies Limited	9,523,500
228,750	Microchip Technology Incorporated	11,185,874
		24,571,274
	Information Technology – Software & Services — 13.58%
100,000	Akamai Technologies, Inc.*	7,104,500
135,000	ANSYS, Inc.*	11,905,650
170,000	CDK Global, Inc	7,949,200
135,000	Check Point Software Technologies Ltd.*	11,065,950
114,499	Fidelity National Information Services, Inc	7,792,802
101,874	Fiserv, Inc.*	8,088,796
80,000	FleetCor Technologies, Inc.*	12,073,600
85,000	Global Payments Inc	7,792,800

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)

March 31, 2015 (unaudited)

Shares or
Principal
Amount		Value
COMMON STOCKS — 95.98% (continued)
	Information Technology – Software & Services — 13.58% (continued)
47,500	MercadoLibre, Inc	$5,819,700
130,000	Red Hat, Inc.*	9,847,500
330,000	Vantiv, Inc. – Class A*	12,441,000
		101,881,498
	Materials — 2.20%
75,000	Airgas, Inc	7,958,250
135,000	AptarGroup, Inc	8,575,200
		16,533,450
	TOTAL COMMON STOCKS
	(cost $394,780,168)	720,263,582

SHORT-TERM INVESTMENTS — 3.68%
	Commercial Paper – 3.38%
$1,500,000	Valspar Corporation (The) 04/01/15, 0.44%	1,500,000
1,700,000	Hyundai Capital America, Inc. 04/02/15, 0.43%	1,699,980
1,500,000	NorthWestern Corporation 04/06/15, 0.48%	1,499,900
1,600,000	SABMiller Holdings Inc. 04/07/15, 0.47%	1,599,875
1,900,000	Bacardi U.S.A., Inc. 04/08/15, 0.43%	1,899,841
900,000	Rockwell Collins, Inc. 04/08/15, 0.40%	899,930
1,500,000	Bell Canada 04/09/15, 0.40%	1,499,867
1,225,000	Southern Power Company 04/10/15, 0.58%	1,224,822
850,000	General Mills, Inc. 04/13/15, 0.33%	849,906
2,150,000	Baxter International Inc. 04/15/15, 0.63%	2,149,473
315,000	Aon Corporation 04/16/15, 0.55%	314,928
1,000,000	Molson Coors Brewing Company 04/16/15, 0.47%	999,804
675,000	Baxter International Inc. 04/17/15, 0.63%	674,811
2,000,000	Aon Corporation 04/22/15, 0.50%	1,999,417
600,000	Baxter International Inc. 04/23/15, 0.62%	599,773
1,000,000	Marriott International, Inc. 04/27/15, 0.47%	999,660
600,000	Marriott International, Inc. 04/27/15, 0.61%	599,736
950,000	Hyundai Capital America, Inc. 04/28/15, 0.50%	949,644
1,350,000	V.F. Corporation 04/29/15, 0.40%	1,349,580
715,000	UnitedHealth Group Incorporated 05/04/15, 0.25%	714,836
1,000,000	Campbell Soup Company 05/06/15, 0.45%	999,562
300,000	UnitedHealth Group Incorporated 05/22/15, 0.30%	299,872
		25,325,217

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued)

March 31, 2015 (unaudited)

Shares or
Principal
Amount		Value
SHORT-TERM INVESTMENTS — 3.68% (continued)
	Variable Rate Security – 0.30%
$2,257,324	Fidelity Institutional Money Market Fund – Class I	$2,257,324
	TOTAL SHORT-TERM INVESTMENTS
	(cost $27,582,541)	27,582,541
	TOTAL INVESTMENTS
	(cost $422,362,709) – 99.66%	747,846,123
	OTHER ASSETS, NET OF LIABILITIES – 0.34%	2,548,000
	TOTAL NET ASSETS
	(basis of percentages disclosed above) – 100%	$750,394,123

	* Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities

March 31, 2015 (unaudited)

ASSETS
Investments in securities at value (cost $422,362,709)	$747,846,123
Receivables –
Investment securities sold	5,402,147
Dividend and interest	270,636
Capital stock subscription	13,466
Total receivables	5,686,249
Other	42,245
Total assets	753,574,617

LIABILITIES
Payables –
Investment securities purchased	2,718,649
Due to adviser –
Management fee	320,467
Accounting and administrative fee	15,304
Total due to adviser	335,771
12b-1 and servicing fee	62,354
Other payables and accrued expense	63,720
Total liabilities	3,180,494
Total net assets	$750,394,123

NET ASSETS CONSIST OF
Paid in capital	$408,294,758
Net unrealized appreciation on investments	325,483,414
Accumulated undistributed net realized gain on investments	16,531,927
Accumulated undistributed net investment income	84,024
Total net assets	$750,394,123

Class I:
Net assets	$639,414,656
Shares outstanding	23,473,235
NET ASSET VALUE PER SHARE ($.01 par value,
125,000,000 shares authorized), offering price and redemption price	$27.24

Class N:
Net assets	$110,979,467
Shares outstanding	4,131,218
NET ASSET VALUE PER SHARE ($.01 par value,
75,000,000 shares authorized), offering price and redemption price	$26.86

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended March 31, 2015 (unaudited)

INCOME
Dividend	$2,806,891
Interest	49,866
Total income	2,856,757

EXPENSES
Management fee	1,873,708
12b-1 fees – Class N	135,413
Transfer agent fees	92,808
Accounting and administrative fees	89,322
Servicing fees – Class N	54,165
Registration fees	35,379
Printing	27,933
Custodian fees	17,947
Audit and tax fees	15,613
Postage and mailing	15,409
Directors’ fees	12,050
Insurance	10,547
Accounting system and pricing service fee	5,683
Legal fees	5,142
Other operating expenses	4,067
Total expenses	2,395,186
Net investment income	461,571

NET REALIZED GAIN ON INVESTMENTS	16,659,194

CHANGE IN NET UNREALIZED
APPRECIATION/DEPRECIATION ON INVESTMENTS	70,764,509
Net realized and unrealized gain on investments	87,423,703
Net increase in net assets resulting from operations	$87,885,274

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets

For the six months ended March 31, 2015 (unaudited) and the year ended September 30, 2014

	Six Months Ended
	03/31/2015	Year Ended
	(unaudited)	09/30/2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$461,571	$2,074,067
Net realized gain on investments	16,659,194	94,894,146
Change in net unrealized
appreciation/depreciation on investments	70,764,509	(18,197,184)
Net increase in net assets
resulting from operations	87,885,274	78,771,029

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income – Class I	(2,095,790)	(1,815,773)
From net realized gain on investments – Class I	(73,245,460)	(41,758,692)
From net investment income – Class N	(764)	—
From net realized gain on investments – Class N	(13,315,492)	(8,322,693)
Total distributions	(88,657,506)	(51,897,158)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued – Class I
(259,124 and 342,950 shares, respectively)	6,908,253	9,196,483
Reinvestment of distributions – Class I
(2,704,856 and 1,556,976 shares, respectively)	70,623,780	40,839,475
Cost of shares redeemed – Class I
(729,055 and 1,316,028 shares, respectively)	(19,717,496)	(35,342,065)
Proceeds from shares issued – Class N
(90,500 and 259,443 shares, respectively)	2,401,457	7,007,099
Reinvestment of distributions – Class N
(515,300 and 320,263 shares, respectively)	13,279,292	8,307,625
Cost of shares redeemed – Class N
(397,376 and 811,803 shares, respectively)	(10,576,494)	(21,532,731)
Change in net assets derived
from capital share transactions	62,918,792	8,475,886
Total increase in net assets	62,146,560	35,349,757

NET ASSETS
Beginning of period	688,247,563	652,897,806
End of period (including accumulated
undistributed net investment income of
$84,024 and $1,719,007, respectively)	$750,394,123	$688,247,563

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements

March 31, 2015 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by generally accepted accounting principles (“GAAP”) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund’s Annual Report on Form N-CSR for the year ended September 30, 2014.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1) Summary of Significant Accounting Policies —

Nicholas II, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The primary objective of the Fund is long-term growth. The following is a summary of the significant accounting policies of the Fund: (a) Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors.

Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. Short-term investments purchased at par are valued at cost, which approximates market value. Short-term investments purchased at a premium or discount are stated at amortized cost, which approximates market value. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the year. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value Measurements and Disclosures” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the

Notes to Financial Statements (continued)

March 31, 2015 (unaudited)

assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	In Securities
Level 1 –
Common Stocks(1)	$720,263,582
Variable Rate Security	2,257,324
Level 2 –
Commercial Paper	25,325,217
Level 3 –
None	—
Total	$747,846,123
(1) See Schedule of Investments for further detail by industry.

There were no transfers between levels during the period ended March 31, 2015 and the Fund did not hold any Level 3 investments during the period.

(b) Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

(c) Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

(d) Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment income and net realized capital gains on

Notes to Financial Statements (continued)

March 31, 2015 (unaudited)

sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.

Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.

(e) Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid at least annually. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“U.S. GAAP”) for financial reporting purposes. Financial reporting records are adjusted for permanent book-to-tax differences to reflect tax character.

The tax character of distributions paid during the six months ended March 31, 2015 and the year ended September 30, 2014 was as follows:

	03/31/2015	09/30/2014
Distributions paid from:
Ordinary income	$2,096,554	$1,815,773
Long-term capital gain	86,560,952	50,081,385
Total distributions paid	$88,657,506	$51,897,158

As of March 31, 2015, investment cost for federal tax purposes was $422,487,760 and the tax basis components of net assets were as follows:

Unrealized appreciation	$327,092,564
Unrealized depreciation	(1,734,201)
Net unrealized appreciation	$325,358,363

The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to the tax deferral of wash sales losses.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of March 31, 2015. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the period ended March 31, 2015. At March 31, 2015, the fiscal years 2011 through 2014 remain open to examination in the Fund’s major tax jurisdictions.

(f) The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported

Notes to Financial Statements (continued)

March 31, 2015 (unaudited)

in the financial statements and accompanying notes. Actual results could differ from estimates.

(g) In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h) In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and Liabilities. There have been no significant subsequent events since March 31, 2015 that would require adjustment to or additional disclosure in these financial statements.

(2) Related Parties —

(a) Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of 0.75% of the average net asset value up to and including $50 million, 0.60% of the average net asset value over $50 million up to and including $100 million and 0.50% of the average net asset value in excess of $100 million.

The Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.

(b) Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the Fund. The Fund incurred expenses of $2,722 for the period ended March 31, 2015 for legal services rendered by this law firm.

(3) Investment Transactions —

For the period ended March 31, 2015, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $74,020,409 and $85,178,620, respectively.

Historical Record Class I
(unaudited)

		Net
		Investment				Dollar	Growth of
	Net	Income		Capital Gain		Weighted	an Initial
	Asset Value	Distributions		Distributions		Price/Earnings	$10,000
Class I	Per Share	Per Share		Per Share		Ratio(2)	Investment(3)
October 17, 1983(1)	$10.00	$—		$—		—	$10,000
September 30, 1984	11.66	—		—		12.6 times	11,660
September 30, 1985	14.39	0.0930		0.1860		11.7	14,742
September 30, 1986	16.90	0.1630		0.0610		15.0	17,581
September 30, 1987	21.01	0.4200		0.5130		20.9	23,108
September 30, 1988	18.58	0.3380		1.3030		15.0	22,766
September 30, 1989	21.76	0.3350		0.0800		17.1	27,291
September 30, 1990	17.39	0.3124		0.6686		14.8	22,888
September 30, 1991	23.87	0.3422		0.1434		17.8	32,250
September 30, 1992	24.53	0.2447		0.4042		17.3	34,052
September 30, 1993	26.94	0.2350		0.8000		18.1	38,885
September 30, 1994	26.71	0.2000		1.4700		18.5	41,020
September 30, 1995	30.07	0.2056		1.8944		20.8	50,205
September 30, 1996	33.34	0.1750		2.4979		28.9	60,922
September 30, 1997	40.65	0.0779		3.1621		31.4	82,206
September 30, 1998	34.78	0.0810		5.2282		28.6	80,845
September 30, 1999	31.83	0.1337		4.0049		29.0	82,864
September 30, 2000	36.58	0.0100		0.4701		35.1	96,527
September 30, 2001	17.54	—		13.1200		23.4	76,361
September 30, 2002	15.34	—		0.5766		22.2	68,730
September 30, 2003	18.97	—		—		22.9	84,994
September 30, 2004	21.88	—		0.0015		22.9	98,040
September 30, 2005	23.50	—		0.9146		23.3	109,547
September 30, 2006	23.11	0.0083		2.1472		22.4	118,142
September 30, 2007	25.18	0.0643		1.0460		23.4	134,908
September 30, 2008	19.15	0.0978		2.5678		17.5	115,141
September 30, 2009	17.02	0.1072		1.1206		19.2	111,845
September 30, 2010	19.31	0.0957		—		20.7	127,575
September 30, 2011	18.72	0.0867		0.3831		17.2	126,423
September 30, 2012	22.91	0.0992		0.4903		20.2	159,188
September 30, 2013	26.37	0.1428		1.8746		22.9	200,723
September 30, 2014	27.41	0.0889		2.0445		22.3	225,609
March 31, 2015	27.24	0.0997	(a)	3.4844	(a)	24.1	254,987

(1)	Date of Initial Public Offering.
(2)	Based on latest 12 months accomplished earnings.
(3)	Assuming reinvestment of all distributions.
(a)	Paid on December 26, 2014 to shareholders of record on December 24, 2014.

Historical Record Class N
(unaudited)

		Net
		Investment				Dollar	Growth of
	Net	Income		Capital Gain		Weighted	an Initial
	Asset Value	Distributions		Distributions		Price/Earnings	$10,000
Class N	Per Share	Per Share		Per Share		Ratio(2)	Investment(3)
February 28, 2005(1)	$22.59	$—		$—		23.1 times	$10,000
September 30, 2005	23.45	—		—		23.3	10,381
September 30, 2006	23.00	—		2.1340		22.4	11,158
September 30, 2007	25.03	—		1.0460		23.4	12,694
September 30, 2008	19.04	0.0067		2.5678		17.5	10,800
September 30, 2009	16.87	0.0969		1.1206		19.2	10,457
September 30, 2010	19.11	0.0666		—		20.7	11,890
September 30, 2011	18.49	0.0479		0.3831		17.2	11,741
September 30, 2012	22.63	0.0191		0.4903		20.2	14,732
September 30, 2013	26.04	0.0560		1.8746		22.9	18,516
September 30, 2014	27.03	—		2.0445		22.3	20,734
March 31, 2015	26.86	0.0002	(a)	3.4844	(a)	24.1	23,390

(1)	Date of Initial Public Offering.
(2)	Based on latest 12 months accomplished earnings.
(3)	Assuming reinvestment of all distributions.
(a)	Paid on December 26, 2014 to shareholders of record on December 24, 2014.

Approval of Investment Advisory Contract

(unaudited)

In October 2014, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through October 2015. In connection with the renewal of the Investment Advisory Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board. For the annual period ended September 30, 2014, the management fee was 0.53% and the Fund’s Class I and Class N total expense ratios (including the management fee) were 0.62% and 0.97%, respectively. In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the Fund’s peer group: (i) the Fund’s historical performance; (ii) the Fund’s performance relative to its benchmark; (iii) the expense ratios for peer group funds in the mid-cap growth category and the Fund’s risk/return profile as measured by the standard deviation and the Sharpe Ratio; and (iv) the range and quality of the services offered by the Adviser. The peer group fund data included mid-cap growth focused funds with similar asset sizes, number of holdings and market capitalizations. In terms of the peer group data used for performance comparisons, the Fund’s Class I was ranked 10th, 14th, 19th and 25th out of 27 funds for the one-, three-, five- and ten-year periods ending September 30, 2014. The Fund’s Class I had the second lowest expense ratio among its peer group.

The Board considered the range of services to be provided by the Adviser to the Fund under the Advisory Agreement. The Board concluded that the nature, extent and quality of the services to be provided by the Adviser were consistent with the terms of the Advisory Agreement and the needs of the Fund, and that the services provided were of a high quality.

The Board considered the investment performance of the Fund and the Adviser. Among other things, the Board noted its consideration of the Fund’s performance relative to peer funds and its benchmarks. The Board reviewed the actual and relative short-term and long-term performance of the Fund. The Board agreed that the Fund demonstrated satisfactory performance with respect to its benchmarks and peers. The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the Fund’s fee levels and concluded that the Adviser had been instrumental in holding down Fund costs, citing consistently low fees.

The Board considered the cost of services provided and the profits to be realized by the Adviser from the relationship with the Fund. The Board concluded that given the Board’s focus on performance and maintaining a low fee structure that the Adviser’s profits were not relevant.

The Board agreed that the Adviser had the resources, financial management and administrative capacity to continue to provide quality services. The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund. The Board expressed satisfaction with the Fund’s absolute performance, strategies to improve the relative performance, management’s control of expenses and the rate of the management fee for the Fund and the overall level of services provided by the Adviser.

Information on Proxy Voting

(unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Quarterly Portfolio Schedule

(unaudited)

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q’s are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Policy

(unaudited)

     Nicholas II, Inc. respects each shareholder’s right to privacy. We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

We collect the following non-public personal information about you:

*

Information we receive from you on applications or other forms, whether we receive the form in writing or electronically. This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.

*

Information about your transactions with us and account history with us. This includes, but is not limited to, your account number, balances and cost basis information. This also includes transaction requests made through our transfer agent.

*	Other general information that we may obtain about you such as demographic information.

WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION ABOUT CURRENT OR FORMER SHAREHOLDERS.

INFORMATION SHARED WITH OUR TRANSFER AGENT, A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

     We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information. While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

We may share non-public personal information about you:

*

With companies who work for us to service your accounts or to process transactions that you may request. This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.

*	With a party representing you, with your consent, such as your broker or lawyer.
*	When required by law, such as in response to a subpoena or other legal process.

     The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information. Access is restricted to employees who the Adviser determines need the information in order to perform their job duties. To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

     In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Automatic Investment Plan – An Update

(unaudited)

The Nicholas Family of Funds’ Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.

Dollar cost averaging involves making equal systematic investments over an extended time period. A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high. The automatic investment plan is an excellent way for you to become a disciplined investor.

The following table illustrates what dollar cost averaging can achieve. Please note that past performance is no guarantee of future results. Nicholas Company recommends dollar cost averaging as a practical investment method. It should be consistently applied for long periods so that investments are made through several market cycles.

	Nicholas II – Class I
$1,000 initial investment on	10/17/83	*	03/31/05
Number of years investing $100 each month
following the date of initial investment	31.5		10
Total cash invested	$38,800		$13,000
Total dividend and capital gain distributions reinvested	$167,783		$7,268
Total full shares owned at 03/31/15	9,181		919
Total market value at 03/31/15	$250,107		$25,047

The results above assume purchase on the last day of the month. The Nicholas Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor). Total market value includes reinvestment of all distributions.

*	Date of Initial Public Offering.

Directors and Officers

DAVID O. NICHOLAS, President and Director

ROBERT H. BOCK, Director

TIMOTHY P. REILAND, Director

JAY H. ROBERTSON, Director

ALBERT O. NICHOLAS, Executive Vice President

DAVID L. JOHNSON, Executive Vice President

JEFFREY T. MAY, Senior Vice President, Secretary,
Treasurer and Chief Compliance Officer

LYNN S. NICHOLAS, Senior Vice President

LAWRENCE J. PAVELEC, Senior Vice President

CANDACE L. LESAK, Vice President

Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
www.nicholasfunds.com
414-276-0535 or 800-544-6547

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547

Distributor
QUASAR DISTRIBUTORS, LLC
Milwaukee, Wisconsin

Custodian
U.S. BANK N.A.
Milwaukee, Wisconsin

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
Milwaukee, Wisconsin

Counsel
MICHAEL BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.
Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.
Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.
Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.
Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 05/28/2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 05/28/2015

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 05/28/2015